Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,128	$ 3,268	$ 230
Accounts receivable, net of allowance for doubtful accounts of $38 at September 30,2011; December 31, 2010 and $41 at December 31, 2009	124	85	132
Other current assets	36	30	48
Total current assets	1,288	3,383	410
Property and equipment, net	283	37	4
Deferred debt issuance costs, net	0	0	101
Capitalized cost of internally developed software for internal use	483	299	113
Other Assets	785	200	161
Total noncurrent assets	1,551	536	379
Total assets	2,839	3,919	789
Liabilities
Current portion of long-term debt	25	25	74
Notes payable	126	0	0
Notes payable - past due	353	614	438
Accounts payable	1,136	915	1,158
Accrued liabilities	731	885	831
Deferred revenue	371	332	250
Dividends payable – Series A	0	0	1,824
Convertible notes payable, including accrued interest and net of debt discount and unfunded subscriptions of $1.0 million at December 31, 2009, to former related party debt holders	0	0	8,189
Total current liabilities	2,742	2,771	12,764
Long-term debt payable, less current portion	11	31	0
Warrants	2,250	0	0
Total Liabilities	5,003	2,802	12,764
Stockholders' Equity
Series A convertible preferred stock, $.001 par value; 5,000 shares authorized, 0 and 243 shares issued and outstanding as of December 31, 2010 and 2009, respectively (liquidation preference $5,599 as of December 31, 2009)	0	0	1,962
Common stock, $.001 Par value; 100,000 shares authorized, 48,491 and 47,299 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively	49	47	20
Additional paid-in capital	80,115	79,515	61,642
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(82,328)	(78,445)	(75,599)
Total Guided Therapeutics stockholders' equity (deficit)	(2,268)	1,117	(11,975)
Non-controlling interest	104	104	104
Total stockholders' equity	(2,164)	1,117	(11,975)
Total liabilities and stockholders' equity	$ 2,839	$ 3,919	$ 789